EASTERLY SNOW SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 97.8%
	APPAREL & TEXTILE PRODUCTS - 1.0%
2,593	Carter’s, Inc.	$199,791

	AUTOMOTIVE - 2.4%
42,960	Modine Manufacturing Company(a)	507,787

	BANKING - 20.2%
21,521	BankUnited, Inc.	896,565
32,292	First Commonwealth Financial Corporation	452,411
62,701	FNB Corporation	761,817
17,434	OFG Bancorp	494,080
38,140	Old National Bancorp	606,426
17,142	PacWest Bancorp	541,344
26,496	Umpqua Holdings Corporation	467,654
		4,220,297
	BIOTECH & PHARMA - 0.4%
5,870	Collegium Pharmaceutical, Inc.(a)	91,689

	COMMERCIAL SUPPORT SERVICES - 3.4%
5,820	ABM Industries, Inc.	281,397
4,303	AMN Healthcare Services, Inc.(a)	416,960
		698,357
	CONSUMER SERVICES - 1.1%
6,835	Matthews International Corporation, Class A	221,181

	ENTERTAINMENT CONTENT - 2.8%
57,299	Lions Gate Entertainment Corporation, Class A(a)	586,169

	HOME & OFFICE PRODUCTS - 4.4%
120,112	ACCO Brands Corporation	905,644

	INDUSTRIAL SUPPORT SERVICES - 0.8%
1,395	WESCO International, Inc.(a)	175,184

EASTERLY SNOW SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 97.8% (Continued)
	INSURANCE - 8.2%
23,020	American Equity Investment Life Holding Company	$926,786
37,390	CNO Financial Group, Inc.	769,112
		1,695,898
	LEISURE FACILITIES & SERVICES - 9.6%
30,348	Bloomin’ Brands, Inc.	640,646
15,866	Brinker International, Inc.(a)	481,533
52,420	Cinemark Holdings, Inc.(a)	890,092
		2,012,271
	MACHINERY - 2.1%
2,500	Hillenbrand, Inc.	104,600
4,005	Kennametal, Inc.	111,099
6,157	Terex Corporation	217,896
		433,595
	MEDICAL EQUIPMENT & DEVICES - 1.8%
30,240	Co-Diagnostics, Inc.(a)	152,712
9,752	Zimvie, Inc.(a)	212,301
		365,013
	METALS & MINING - 1.1%
14,082	Alamos Gold, Inc., Class A	105,193
10,285	Century Aluminum Company(a)	121,363
		226,556
	OIL & GAS PRODUCERS - 11.0%
14,447	Crescent Point Energy Corporation	127,711
37,205	Delek US Holdings, Inc.(a)	1,084,898
8,277	HF Sinclair Corporation	406,401
73,599	Southwestern Energy Company(a)	671,223
		2,290,233
	RETAIL - DISCRETIONARY - 4.8%
49,658	American Eagle Outfitters, Inc.	601,358
6,137	Kohl’s Corporation	247,444
7,305	Urban Outfitters, Inc.(a)	153,770
		1,002,572
	SEMICONDUCTORS - 8.5%
39,807	Photronics, Inc.(a)	865,405

EASTERLY SNOW SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 97.8% (Continued)
	SEMICONDUCTORS - 8.5% (Continued)
6,423	Silicon Motion Technology Corporation - ADR	$580,061
15,743	Vishay Intertechnology, Inc.	321,787
		1,767,253
	SOFTWARE - 0.8%
2,162	Ziff Davis, Inc.(a)	165,047

	STEEL - 3.3%
17,092	Commercial Metals Company	679,065

	TECHNOLOGY HARDWARE - 5.8%
2,870	Lumentum Holdings, Inc.(a)	247,050
18,940	Super Micro Computer, Inc.(a)	948,136
		1,195,186
	TECHNOLOGY SERVICES - 1.6%
11,499	Green Dot Corporation, Class A(a)	331,631

	TRANSPORTATION & LOGISTICS - 2.7%
2,536	Atlas Air Worldwide Holdings, Inc.(a)	176,785
35,465	JetBlue Airways Corporation(a)	380,894
		557,679

	TOTAL COMMON STOCKS (Cost $19,907,949)	20,328,098

	TOTAL INVESTMENTS - 97.8% (Cost $19,907,949)	$20,328,098
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.2%	455,950
	NET ASSETS - 100.0%	$20,784,048

ADR	- American Depositary Receipt

(a)	Non-income producing security.

EASTERLY SNOW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 81.7%
	AEROSPACE & DEFENSE - 1.2%
2,700	Lockheed Martin Corporation	$1,188,297

	APPAREL & TEXTILE PRODUCTS - 2.5%
21,890	Carter’s, Inc.	1,686,624
11,301	PVH Corporation	800,902
		2,487,526
	BANKING - 10.1%
54,787	Bank of America Corporation	2,038,076
16,270	Citigroup, Inc.	868,981
13,410	JPMorgan Chase & Company	1,773,204
63,930	Old National Bancorp	1,016,487
41,445	Truist Financial Corporation	2,061,475
54,855	Wells Fargo & Company	2,510,714
		10,268,937
	BEVERAGES - 1.1%
19,210	Molson Coors Beverage Company, Class B	1,072,686

	BIOTECH & PHARMA - 6.6%
6,154	AbbVie, Inc.	906,915
12,550	Amgen, Inc.	3,222,086
3,704	Biogen, Inc.(a)	740,800
35,330	Pfizer, Inc.	1,873,903
		6,743,704
	CONTAINERS & PACKAGING - 1.1%
22,180	International Paper Company	1,074,621

	ENTERTAINMENT CONTENT - 2.4%
21,570	Walt Disney Company (The)(a)	2,382,191

	FOOD - 2.5%
38,050	Lamb Weston Holdings, Inc.	2,571,419

	HEALTH CARE FACILITIES & SERVICES - 4.5%
39,805	Cardinal Health, Inc.	2,241,818

EASTERLY SNOW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 81.7% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 4.5% (Continued)
28,350	Centene Corporation(a)	$2,308,824
		4,550,642
	HOME CONSTRUCTION - 2.1%
15,265	Mohawk Industries, Inc.(a)	2,159,387

	INDUSTRIAL SUPPORT SERVICES - 1.8%
14,360	WESCO International, Inc.(a)	1,803,329

	INSTITUTIONAL FINANCIAL SERVICES - 1.4%
4,375	Goldman Sachs Group, Inc. (The)	1,429,969

	INSURANCE - 8.3%
42,390	Argo Group International Holdings Ltd.	1,795,640
91,590	CNO Financial Group, Inc.	1,884,006
29,690	Hartford Financial Services Group, Inc. (The)	2,152,822
38,435	MetLife, Inc.	2,590,135
		8,422,603
	LEISURE FACILITIES & SERVICES - 0.4%
25,175	Norwegian Cruise Line Holdings Ltd.(a)	403,052

	LEISURE PRODUCTS - 2.7%
30,710	Hasbro, Inc.	2,756,223

	MACHINERY - 2.9%
44,875	Hillenbrand, Inc.	1,877,570
28,920	Terex Corporation	1,023,479
		2,901,049
	MEDICAL EQUIPMENT & DEVICES - 2.4%
19,855	Zimmer Biomet Holdings, Inc.	2,386,770

	METALS & MINING - 2.0%
27,235	Freeport-McMoRan, Inc.	1,064,344
12,770	Rio Tinto plc - ADR	937,829
		2,002,173

EASTERLY SNOW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Shares		Fair Value
	COMMON STOCKS — 81.7% (Continued)
	OIL & GAS PRODUCERS - 10.2%
61,268	BP plc - ADR	$1,983,245
75,307	Coterra Energy, Inc.	2,585,289
23,940	HF Sinclair Corporation	1,175,454
7,690	Pioneer Natural Resources Company	2,137,359
59,350	Suncor Energy, Inc.	2,396,553
		10,277,900
	RETAIL - DISCRETIONARY - 1.8%
39,540	American Eagle Outfitters, Inc.	478,829
32,090	Kohl’s Corporation	1,293,869
		1,772,698
	SEMICONDUCTORS - 2.7%
11,410	Skyworks Solutions, Inc.	1,242,207
70,500	Vishay Intertechnology, Inc.	1,441,019
		2,683,226
	STEEL - 1.6%
41,930	Commercial Metals Company	1,665,879

	TECHNOLOGY HARDWARE - 2.6%
19,120	Lumentum Holdings, Inc.(a)	1,645,850
29,030	NCR Corporation(a)	1,007,051
		2,652,901
	TELECOMMUNICATIONS - 1.1%
92,610	Lumen Technologies, Inc.	1,133,546

	TRANSPORTATION & LOGISTICS - 3.7%
46,560	Southwest Airlines Company(a)	2,135,241
8,370	United Parcel Service, Inc., Class B	1,525,433
		3,660,674
	TRANSPORTATION EQUIPMENT - 2.0%
23,350	PACCAR, Inc.	2,027,714

	TOTAL COMMON STOCKS (Cost $69,944,035)	82,479,116

EASTERLY SNOW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Contracts(b)		Broker/ Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	EQUITY OPTIONS PURCHASED - 0.2%
	CALL OPTIONS PURCHASED - 0.2%
225	American Eagle Outfitters, Inc.	JEF	11/18/2022	$16	$360,000	$14,625
20	Biogen, Inc.	JEF	10/21/2022	215	430,000	31,400
160	Citigroup, Inc.	JEF	10/21/2022	55	880,000	55,520
150	NCR Corporation	JEF	10/21/2022	35	525,000	83,250
	TOTAL CALL OPTIONS PURCHASED (Cost - $161,361)					184,795

	TOTAL EQUITY OPTIONS PURCHASED (Cost - $161,361)					184,795

	TOTAL INVESTMENTS – 81.9% (Cost $70,105,396)					$82,663,911
	CALL OPTIONS WRITTEN - 0.0% (Proceeds - $39,068)					(28,000)
	PUT OPTIONS WRITTEN - (1.5)% (Proceeds - $1,273,128)					(1,512,352)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 19.6%					19,814,617
	NET ASSETS - 100.0%					$100,938,176

Contracts(b)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN EQUITY OPTIONS - (1.5)%
	CALL OPTIONS WRITTEN- 0.0%(c)
56	Centene Corporation	JEF	12/16/2022	$90	$504,000	$28,000
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $39,068)

	PUT OPTIONS WRITTEN - (1.5)%
450	American Eagle Outfitters, Inc.	JEF	11/18/2022	$14	$630,000	$147,375
152	Bank of America Corporation	JEF	11/18/2022	33	501,600	27,360
80	Bread Financial Holdings, Inc.	JEF	06/17/2022	65	520,000	81,600
100	Bread Financial Holdings, Inc.	JEF	09/16/2022	50	500,000	37,900
55	Carter’s, Inc.	JEF	06/17/2022	90	495,000	73,150
145	Cheesecake Factory, Inc. (The)	JEF	10/21/2022	35	507,500	79,750
90	Citigroup, Inc.	JEF	09/16/2022	58	522,000	55,350
160	Citigroup, Inc.	JEF	10/21/2022	48	768,000	33,600
113	Freeport-McMoRan, Inc.	JEF	08/19/2022	46	519,800	92,943
200	Intel Corporation	JEF	06/17/2022	50	1,000,000	109,000
118	Intel Corporation	JEF	10/21/2022	43	507,400	32,804
395	JetBlue Airways Corporation	JEF	06/17/2022	13	513,500	90,060
105	Kohl’s Corporation	JEF	06/17/2022	48	504,000	97,125
31	Mohawk Industries, Inc.	JEF	08/19/2022	170	527,000	94,705
350	NCR Corporation	JEF	10/21/2022	28	980,000	90,125

EASTERLY SNOW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2022

Contracts(c) (continued)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN EQUITY OPTIONS - (1.5)%
	PUT OPTIONS WRITTEN - (1.5)% (Continued)
261	Norwegian Cruise Line Holdings Ltd.	JEF	06/17/2022	$20	$522,000	$105,705
120	PVH Corporation	JEF	12/16/2022	65	780,000	96,000
45	Skyworks Solutions, Inc.	JEF	08/19/2022	110	495,000	40,725
32	Target Corporation	JEF	10/21/2022	155	496,000	35,200
30	United Parcel Service, Inc.	JEF	10/21/2022	170	510,000	28,200
48	Walt Disney Company (The)	JEF	10/21/2022	105	504,000	31,440
45	WESCO International, Inc.	JEF	09/16/2022	110	495,000	26,775
105	Western Digital Corporation	JEF	07/15/2022	48	504,000	5,460
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $1,273,128)					1,512,352

	TOTAL EQUITY OPTIONS WRITTEN (Proceeds - $1,312,196)					$1,540,352

EASTERLY SNOW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited)
May 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — (8.8)%
	EQUITY - (8.8)%
(3,600)	Invesco QQQ Trust Series 1	$(1,109,808)
(17,780)	iShares Russell 1000 ETF, EQUITY	(4,042,994)
(7,980)	iShares Russell 3000 ETF	(1,900,198)
(4,540)	SPDR S&P 500 ETF Trust	(1,874,702)
		(8,927,702)

	TOTAL SECURITIES SOLD SHORT - (Proceeds - $9,149,310)	$(8,927,702)

ADR	- American Depositary Receipt

ETF	- Exchange-Traded Fund

LTD	- Limited Company

PLC	- Public Limited Company

SPDR	- Standard & Poor’s Depositary Receipt

JEF	Jefferies

(a)	Non-income producing security.

(b)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

(c)	Percentage rounds to greater than (0.1%).